Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets		$ 1,580	$ 3,714
Current liabilities		(1,742)	(2,888)
Total equity		1,664	1,989	$ 2,593
Equity attributable to non-controlling interests		127	879
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets		43	127
Long-term assets		193	253
Current liabilities		(41)	(62)
Long-term liabilities		(34)	(27)
Total equity		(161)	(291)
Equity attributable to non-controlling interests		$ (79)	$ (147)
Non-controlling interests’ share (per cent)		49.99%	49.99%
Kent Hills Wind L.P.
Disclosure of subsidiaries [line items]
Current assets		$ 35
Long-term assets		481
Current liabilities		(42)
Long-term liabilities		(188)
Total equity		(285)
Equity attributable to non-controlling interests		$ (48)
Non-controlling interests’ share (per cent)		17.00%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Current assets			$ 240
Long-term assets			2,989
Current liabilities			(306)
Long-term liabilities			(1,118)
Total equity			(1,805)
Equity attributable to non-controlling interests			$ (732)
Non-controlling interests’ share (per cent)	39.90%		39.90%